Financial Instruments (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Asset Derivatives
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	$ 4	$ 3
Derivatives not designated as hedging instruments - assets	97	139
Liability Derivatives
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities	428	248
Derivatives not designated as hedging instruments - liabilities	$ 105	$ 71